Convertible Loans (Details) - USD ($)		1 Months Ended	6 Months Ended
		May 09, 2016	Nov. 30, 2016	Nov. 28, 2016	Nov. 01, 2016	Nov. 30, 2015
Short-term Debt [Line Items]
Amount of Note			$ 342,750
Repayments / Conversions			(47,004)
Principal Balance			$ 295,746			$ 207,750
Crown Bridge Partners, LLC [Member]
Short-term Debt [Line Items]
Issue Date	[1]		Feb. 16, 2016
Maturity Date	[1]		Feb. 16, 2017
Stated Interest Rate	[1]		8.00%
Amount of Note			$ 40,000 [1]		$ 4,004
Repayments / Conversions	[1]		(40,000)
Principal Balance	[1]
Crown Bridge Partners, LLC One [Member]
Short-term Debt [Line Items]
Issue Date	[2]		Apr. 19, 2016
Maturity Date	[2]		Apr. 19, 2017
Stated Interest Rate	[2]		8.00%
Amount of Note	[2]		$ 30,000
Repayments / Conversions	[2]		(4,004)
Principal Balance	[2]		$ 25,996
Adar Bays, LLC [Member]
Short-term Debt [Line Items]
Issue Date		May 09, 2016	May 09, 2016
Maturity Date		May 09, 2017	May 09, 2017
Stated Interest Rate		8.00%	8.00%
Amount of Note		$ 30,000	$ 30,000	$ 3,000
Repayments / Conversions			(3,000)
Principal Balance			$ 27,000
Eagle Equities, LLC [Member]
Short-term Debt [Line Items]
Issue Date			May 09, 2016
Maturity Date			May 09, 2017
Stated Interest Rate			8.00%
Amount of Note			$ 30,000
Repayments / Conversions
Principal Balance			$ 30,000
Auctus Fund, LLC [Member]
Short-term Debt [Line Items]
Issue Date			May 10, 2016
Maturity Date			Feb. 10, 2017
Stated Interest Rate			8.00%
Amount of Note			$ 77,750
Repayments / Conversions
Principal Balance			$ 77,750
JSJ Investments Inc. [Member]
Short-term Debt [Line Items]
Issue Date			Jun. 02, 2016
Maturity Date			Feb. 26, 2017
Stated Interest Rate			8.00%
Amount of Note			$ 55,000
Repayments / Conversions
Principal Balance			$ 55,000
Black Forest Capital LLC [Member]
Short-term Debt [Line Items]
Issue Date			Jun. 14, 2016
Maturity Date			Jun. 14, 2017
Stated Interest Rate			8.00%
Amount of Note			$ 80,000
Repayments / Conversions
Principal Balance			$ 80,000

[1]	This Note was repaid in full with cash on July 14, 2016.
[2]	Reductions are conversions to stock.